Schedule of investments
Delaware Ivy Smid Cap Core Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.29%
Basic Materials — 8.04%
Beacon Roofing Supply †	60,817	$ 3,210,529
Boise Cascade	46,450	3,189,721
Huntsman	198,564	5,456,539
Kaiser Aluminum	32,598	2,476,144
Minerals Technologies	66,874	4,060,589
Reliance Steel & Aluminum	29,113	5,893,636
Westrock	68,268	2,400,303
Worthington Industries	71,921	3,575,193
		30,262,654
Business Services — 5.31%
ABM Industries	61,289	2,722,457
Aramark	114,016	4,713,422
ASGN †	37,711	3,072,692
Casella Waste Systems Class A †	25,201	1,998,691
Clean Harbors †	23,856	2,722,447
WillScot Mobile Mini Holdings †	105,327	4,757,621
		19,987,330
Capital Goods — 11.09%
Ameresco Class A *, †	32,672	1,866,878
Barnes Group	24,562	1,003,358
Carlisle	11,580	2,728,827
Federal Signal	45,673	2,122,424
Gates Industrial †	84,618	965,491
Graco	35,315	2,375,287
Jacobs Solutions	16,351	1,963,265
Kadant	8,878	1,576,999
KBR	54,456	2,875,277
Lincoln Electric Holdings	24,299	3,510,963
MasTec †	34,853	2,974,006
Oshkosh	30,552	2,694,381
Quanta Services	39,123	5,575,028
Regal Rexnord	16,386	1,965,992
Tetra Tech	15,909	2,309,828
WESCO International †	27,872	3,489,574
Zurn Elkay Water Solutions	84,293	1,782,797
		41,780,375
Consumer Discretionary — 5.86%
BJ's Wholesale Club Holdings †	46,386	3,068,898
Dick's Sporting Goods	40,621	4,886,300
Five Below †	28,008	4,953,775
Malibu Boats Class A †	53,248	2,838,119
Steven Madden	117,195	3,745,552
Tractor Supply	11,461	2,578,381
		22,071,025
Consumer Services — 2.17%
Brinker International †	57,194	1,825,061
Jack in the Box	19,193	1,309,538
Texas Roadhouse	26,226	2,385,255
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Services (continued)
Wendy's	116,510	$ 2,636,621
		8,156,475
Consumer Staples — 3.30%
Casey's General Stores	24,245	5,439,366
Helen of Troy †	9,673	1,072,832
J & J Snack Foods	19,938	2,984,918
YETI Holdings †	70,832	2,926,070
		12,423,186
Credit Cyclicals — 3.12%
BorgWarner	61,533	2,476,703
Dana	99,800	1,509,974
KB Home	38,806	1,235,971
La-Z-Boy	61,197	1,396,515
Taylor Morrison Home †	55,985	1,699,145
Toll Brothers	68,992	3,444,081
		11,762,389
Energy — 4.97%
Chesapeake Energy *	71,367	6,734,904
Diamondback Energy	28,024	3,833,123
Liberty Energy	507,931	8,131,975
		18,700,002
Financials — 15.62%
Axis Capital Holdings	77,065	4,174,611
Comerica	45,515	3,042,678
East West Bancorp	77,510	5,107,909
Essent Group	83,671	3,253,129
Hamilton Lane Class A	33,535	2,142,216
Kemper	63,408	3,119,674
NMI Holdings Class A †	81,841	1,710,477
Primerica	37,328	5,293,857
Raymond James Financial	27,924	2,983,679
Reinsurance Group of America	36,592	5,199,357
SouthState	42,435	3,240,337
Stifel Financial	71,752	4,188,164
Umpqua Holdings	179,598	3,205,824
Valley National Bancorp	242,614	2,743,964
Webster Financial	94,688	4,482,530
Western Alliance Bancorp	37,190	2,215,036
WSFS Financial	59,781	2,710,471
		58,813,913
Healthcare — 13.26%
Amicus Therapeutics †	151,232	1,846,543
Azenta	38,647	2,250,028
Bio-Techne	40,326	3,342,219
Blueprint Medicines †	40,904	1,792,004
Catalent †	49,212	2,215,032
Encompass Health	55,197	3,301,333
Exact Sciences †	30,246	1,497,479
NQ-IV065 [12/22] 2/23 (2747696)    1

Schedule of investments
Delaware Ivy Smid Cap Core Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Halozyme Therapeutics *, †	81,834	$ 4,656,355
ICON †	14,233	2,764,760
Insmed †	86,012	1,718,520
Inspire Medical Systems †	15,573	3,922,527
Ligand Pharmaceuticals †	25,731	1,718,831
Natera †	48,138	1,933,703
Neurocrine Biosciences †	36,268	4,331,850
OmniAb †	136,840	492,623
OmniAb 12.5 =, †	10,854	0
OmniAb 15 =, †	10,854	0
QuidelOrtho †	20,537	1,759,405
Repligen †	19,532	3,306,963
Shockwave Medical †	16,133	3,317,106
Supernus Pharmaceuticals †	56,941	2,031,085
Ultragenyx Pharmaceutical †	37,448	1,734,966
		49,933,332
Media — 1.83%
IMAX †	98,956	1,450,695
Interpublic Group	102,954	3,429,398
Nexstar Media Group	11,518	2,015,995
		6,896,088
Real Estate Investment Trusts — 6.54%
Brixmor Property Group	173,136	3,924,993
Camden Property Trust	31,509	3,525,227
DiamondRock Hospitality	157,564	1,290,449
First Industrial Realty Trust	76,517	3,692,710
Kite Realty Group Trust	157,330	3,311,797
Life Storage	35,575	3,504,138
LXP Industrial Trust	168,724	1,690,614
Pebblebrook Hotel Trust	110,353	1,477,627
Physicians Realty Trust	152,262	2,203,231
		24,620,786
Technology — 13.08%
Blackline †	14,908	1,002,861
Box Class A †	37,408	1,164,511
Coherent †	65,158	2,287,046
Dynatrace †	51,394	1,968,390
ExlService Holdings †	32,785	5,554,763
Guidewire Software †	25,107	1,570,694
MACOM Technology Solutions Holdings †	42,386	2,669,470
MaxLinear †	65,565	2,225,932
ON Semiconductor †	47,660	2,972,554
Paycom Software †	3,423	1,062,191
Procore Technologies †	32,932	1,553,732
PTC †	38,810	4,658,752
Q2 Holdings †	52,342	1,406,430
Rapid7 †	29,287	995,172
	Number of shares	Value (US $)
Common Stocks (continued)
Technology (continued)
Semtech †	39,460	$ 1,132,107
Silicon Laboratories †	16,441	2,230,551
Smartsheet Class A †	44,592	1,755,141
Sprout Social Class A †	18,691	1,055,294
SS&C Technologies Holdings	23,567	1,226,898
Tyler Technologies †	2,074	668,678
Varonis Systems †	65,784	1,574,869
WNS Holdings ADR †	53,796	4,303,142
Yelp †	61,827	1,690,350
Ziff Davis †	31,787	2,514,352
		49,243,880
Transportation — 3.16%
Allegiant Travel †	17,625	1,198,323
Kirby †	51,871	3,337,899
Knight-Swift Transportation Holdings	72,010	3,774,044
Werner Enterprises *	89,480	3,602,465
		11,912,731
Utilities — 1.94%
Black Hills	55,600	3,910,904
Spire	49,571	3,413,459
		7,324,363
Total Common Stocks (cost $388,211,506)		373,888,529

Short-Term Investments — 0.91%
Money Market Mutual Funds — 0.91%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	859,480	859,480
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	859,481	859,481
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	859,481	859,481

2    NQ-IV065 [12/22] 2/23 (2747696)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	859,480	$ 859,480
Total Short-Term Investments (cost $3,437,922)		3,437,922

Total Value of Securities—100.20% (cost $391,649,428)		377,326,451■
Liabilities Net of Receivables and Other Assets—(0.20%)		(748,103)
Net Assets Applicable to 27,286,060 Shares Outstanding—100.00%		$376,578,348

†	Non-income producing security.
*	Fully or partially on loan.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
■	Includes $14,465,069 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $14,905,965.
Summary of abbreviations:
ADR – American Depositary Receipt

NQ-IV065 [12/22] 2/23 (2747696)    3